Goodwill - Schedule of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Begining balance	$ 4,805,000	$ 4,805,000	$ 4,805,000
Goodwill acquired during year		0	0
Impairment loss	$ 0	0	0
Ending balance		$ 4,805,000	$ 4,805,000